CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance	$ 496	3,091	16,057
Prepayments and other current assets, reserve	1,648	10,270	10,619
Deposits for non-current assets, reserve	$ 4,262	26,552	23,192
Ordinary shares, par value per share		0.0001	0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	135,487,408	135,487,408	141,403,597
Treasury stock, shares	6,866,124	6,866,124	949,935